Supplemental information - Sold option instruments (Details)	12 Months Ended
Dec. 31, 2025 item $ / bbl
Jul 2026 - Dec 2026
Disclosure of financial assets [line items]
Contract period	Jul 2026 - Dec 2026
Description of presentation currency	USD
Option Expiration Date	Jun. 30, 2026
Derivatives, daily sold swap volume | item	1,000
Derivative, weighted average sold swap price | $ / bbl	70
Jul 2026 - Jun 2027
Disclosure of financial assets [line items]
Contract period	Jul 2026 - Jun 2027
Description of presentation currency	USD
Option Expiration Date	Jun. 30, 2026
Derivatives, daily sold swap volume | item	2,000
Derivative, weighted average sold swap price | $ / bbl	70
Jan 2027 - Dec 2027
Disclosure of financial assets [line items]
Contract period	Jan 2027 - Dec 2027
Description of presentation currency	USD
Option Expiration Date	Sep. 30, 2026
Derivatives, daily sold swap volume | item	1,000
Derivative, weighted average sold swap price | $ / bbl	70
Apr 2026 - Dec 2026
Disclosure of financial assets [line items]
Contract period	Apr 2026 - Dec 2026
Description of presentation currency	EUR
Option Expiration Date	Mar. 31, 2026
Derivatives, daily sold swap volume | item	4,913
Derivative, weighted average sold swap price | $ / bbl	8.79
Jan 2027 - Dec 2027
Disclosure of financial assets [line items]
Contract period	Jan 2027 - Dec 2027
Description of presentation currency	EUR
Option Expiration Date	Jun. 30, 2026
Derivatives, daily sold swap volume | item	2,457
Derivative, weighted average sold swap price | $ / bbl	10.26
Jan 2027 - Dec 2027
Disclosure of financial assets [line items]
Contract period	Jan 2027 - Dec 2027
Description of presentation currency	EUR
Option Expiration Date	Dec. 31, 2026
Derivatives, daily sold swap volume | item	4,913
Derivative, weighted average sold swap price | $ / bbl	10.26
Apr 2027 - Dec 2027
Disclosure of financial assets [line items]
Contract period	Apr 2027 - Dec 2027
Description of presentation currency	EUR
Option Expiration Date	Sep. 30, 2026
Derivatives, daily sold swap volume | item	4,913
Derivative, weighted average sold swap price | $ / bbl	10.26
Jan 2028 - Dec 2028
Disclosure of financial assets [line items]
Contract period	Jan 2028 - Dec 2028
Description of presentation currency	EUR
Option Expiration Date	Sep. 30, 2027
Derivatives, daily sold swap volume | item	4,913
Derivative, weighted average sold swap price | $ / bbl	8.79
Jan 2028 - Dec 2028
Disclosure of financial assets [line items]
Contract period	Jan 2028 - Dec 2028
Description of presentation currency	EUR
Option Expiration Date	Dec. 24, 2027
Derivatives, daily sold swap volume | item	4,913
Derivative, weighted average sold swap price | $ / bbl	8.79